UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03691

LORD ABBETT MID CAP STOCK FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2025

Item 1:	Report(s) to Shareholders.

Class A

LAVLX

Lord Abbett Mid Cap Stock Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.02%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$1,098,786,709
# of Portfolio Holdings	57
Portfolio Turnover Rate	29%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.10%
Consumer Staples	4.84%
Energy	5.49%
Financials	23.46%
Health Care	8.85%
Industrials	20.96%
Information Technology	15.81%
Materials	3.29%
Real Estate	3.03%
Utilities	7.32%
Repurchase Agreements	1.85%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-16-A

08/25

Class C

LMCCX

Lord Abbett Mid Cap Stock Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$1,098,786,709
# of Portfolio Holdings	57
Portfolio Turnover Rate	29%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.10%
Consumer Staples	4.84%
Energy	5.49%
Financials	23.46%
Health Care	8.85%
Industrials	20.96%
Information Technology	15.81%
Materials	3.29%
Real Estate	3.03%
Utilities	7.32%
Repurchase Agreements	1.85%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-676-C

08/25

Class F

LMCFX

Lord Abbett Mid Cap Stock Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$43	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$1,098,786,709
# of Portfolio Holdings	57
Portfolio Turnover Rate	29%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.10%
Consumer Staples	4.84%
Energy	5.49%
Financials	23.46%
Health Care	8.85%
Industrials	20.96%
Information Technology	15.81%
Materials	3.29%
Real Estate	3.03%
Utilities	7.32%
Repurchase Agreements	1.85%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1019-F

08/25

Class F3

LOVLX

Lord Abbett Mid Cap Stock Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$1,098,786,709
# of Portfolio Holdings	57
Portfolio Turnover Rate	29%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.10%
Consumer Staples	4.84%
Energy	5.49%
Financials	23.46%
Health Care	8.85%
Industrials	20.96%
Information Technology	15.81%
Materials	3.29%
Real Estate	3.03%
Utilities	7.32%
Repurchase Agreements	1.85%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8958-F3

08/25

Class I

LMCYX

Lord Abbett Mid Cap Stock Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$1,098,786,709
# of Portfolio Holdings	57
Portfolio Turnover Rate	29%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.10%
Consumer Staples	4.84%
Energy	5.49%
Financials	23.46%
Health Care	8.85%
Industrials	20.96%
Information Technology	15.81%
Materials	3.29%
Real Estate	3.03%
Utilities	7.32%
Repurchase Agreements	1.85%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-604-I

08/25

Class P

LMCPX

Lord Abbett Mid Cap Stock Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$61	1.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$1,098,786,709
# of Portfolio Holdings	57
Portfolio Turnover Rate	29%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.10%
Consumer Staples	4.84%
Energy	5.49%
Financials	23.46%
Health Care	8.85%
Industrials	20.96%
Information Technology	15.81%
Materials	3.29%
Real Estate	3.03%
Utilities	7.32%
Repurchase Agreements	1.85%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-697-P

08/25

Class R2

LMCQX

Lord Abbett Mid Cap Stock Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$68	1.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$1,098,786,709
# of Portfolio Holdings	57
Portfolio Turnover Rate	29%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.10%
Consumer Staples	4.84%
Energy	5.49%
Financials	23.46%
Health Care	8.85%
Industrials	20.96%
Information Technology	15.81%
Materials	3.29%
Real Estate	3.03%
Utilities	7.32%
Repurchase Agreements	1.85%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1089-R2

08/25

Class R3

LMCRX

Lord Abbett Mid Cap Stock Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$63	1.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$1,098,786,709
# of Portfolio Holdings	57
Portfolio Turnover Rate	29%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.10%
Consumer Staples	4.84%
Energy	5.49%
Financials	23.46%
Health Care	8.85%
Industrials	20.96%
Information Technology	15.81%
Materials	3.29%
Real Estate	3.03%
Utilities	7.32%
Repurchase Agreements	1.85%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2063-R3

08/25

Class R4

LMCSX

Lord Abbett Mid Cap Stock Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$50	1.02%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$1,098,786,709
# of Portfolio Holdings	57
Portfolio Turnover Rate	29%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.10%
Consumer Staples	4.84%
Energy	5.49%
Financials	23.46%
Health Care	8.85%
Industrials	20.96%
Information Technology	15.81%
Materials	3.29%
Real Estate	3.03%
Utilities	7.32%
Repurchase Agreements	1.85%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8714-R4

08/25

Class R5

LMCTX

Lord Abbett Mid Cap Stock Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$38	0.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$1,098,786,709
# of Portfolio Holdings	57
Portfolio Turnover Rate	29%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.10%
Consumer Staples	4.84%
Energy	5.49%
Financials	23.46%
Health Care	8.85%
Industrials	20.96%
Information Technology	15.81%
Materials	3.29%
Real Estate	3.03%
Utilities	7.32%
Repurchase Agreements	1.85%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8746-R5

08/25

Class R6

LMCHX

Lord Abbett Mid Cap Stock Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$1,098,786,709
# of Portfolio Holdings	57
Portfolio Turnover Rate	29%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.10%
Consumer Staples	4.84%
Energy	5.49%
Financials	23.46%
Health Care	8.85%
Industrials	20.96%
Information Technology	15.81%
Materials	3.29%
Real Estate	3.03%
Utilities	7.32%
Repurchase Agreements	1.85%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8778-R6

08/25

Item 1(b): Not applicable.

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT INFORMATION

Lord Abbett
Mid Cap Stock Fund

For the six-month period ended June 30, 2025

Table of Contents

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

6	Statement of Operations (Item 7)

7	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

12	Notes to Financial Statements (Item 7)

22	Changes in and Disagreements with Accountants (Item 8)

22	Proxy Disclosures (Item 9)

22	Remuneration Paid to Directors, Officers, and Others (Item 10)

22	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.29%

COMMON STOCKS 98.29%

Banks 1.84%
East West Bancorp, Inc.	200,380	$20,234,372

Beverages 3.20%
Carlsberg AS Class B(a)	149,533	21,186,327
Coca-Cola Consolidated, Inc.	125,190	13,977,464
Total		35,163,791

Biotechnology 1.54%
United Therapeutics Corp.*	58,936	16,935,260

Building Products 3.81%
A.O. Smith Corp.	263,430	17,273,105
Allegion PLC (Ireland)(b)	170,662	24,595,808
Total		41,868,913

Capital Markets 7.66%
Moelis & Co. Class A	312,172	19,454,559
Nasdaq, Inc.	232,528	20,792,654
SEI Investments Co.	253,734	22,800,537
TPG, Inc.	403,175	21,146,529
Total		84,194,279

Construction & Engineering 3.55%
AECOM	143,160	16,157,038
EMCOR Group, Inc.	42,735	22,858,524
Total		39,015,562

Construction Materials 1.55%
CRH PLC	185,879	17,063,692

Consumer Staples Distribution & Retail 1.64%
BJ’s Wholesale Club Holdings, Inc.*	167,344	18,044,703

Electric: Utilities 5.45%
Entergy Corp.	276,438	22,977,527
FirstEnergy Corp.	439,797	17,706,227
IDACORP, Inc.	166,290	19,198,180
Total		59,881,934
Investments	Shares	Fair Value
Electronic Equipment, Instruments & Components 9.56%
Belden, Inc.	204,905	$23,727,999
Crane NXT Co.	149,761	8,072,118
Jabil, Inc.	116,530	25,415,193
Keysight Technologies, Inc.*	116,993	19,170,473
TD SYNNEX Corp.	107,356	14,568,209
Teledyne Technologies, Inc.*	27,540	14,109,017
Total		105,063,009

Ground Transportation 1.69%
Landstar System, Inc.	133,472	18,555,277

Health Care Providers & Services 3.97%
Cencora, Inc.	68,668	20,590,100
Labcorp Holdings, Inc.	87,583	22,991,413
Total		43,581,513

Insurance 13.99%
American Financial Group, Inc.	167,980	21,200,756
Aon PLC Class A (United Kingdom)(b)	59,287	21,151,230
Arch Capital Group Ltd.	262,261	23,878,864
Arthur J Gallagher & Co.	78,185	25,028,582
Kemper Corp.	358,839	23,159,469
RenaissanceRe Holdings Ltd.	89,274	21,684,655
White Mountains Insurance Group Ltd.	9,799	17,596,260
Total		153,699,816

Life Sciences Tools & Services 1.87%
Agilent Technologies, Inc.	98,968	11,679,214
Azenta, Inc.*	289,308	8,904,900
Total		20,584,114

Machinery 4.97%
AGCO Corp.	174,230	17,973,567
Middleby Corp.*	121,260	17,461,440
Parker-Hannifin Corp.	27,409	19,144,364
Total		54,579,371

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Shares	Fair Value
Metals & Mining 1.74%
Steel Dynamics, Inc.	149,280	$19,109,333

Multi-Utilities 1.88%
CMS Energy Corp.	297,595	20,617,382

Oil, Gas & Consumable Fuels 5.50%
Expand Energy Corp.	203,870	23,840,558
Permian Resources Corp.	1,433,139	19,519,353
Williams Cos., Inc.	271,600	17,059,196
Total		60,419,107

Pharmaceuticals 1.48%
Teva Pharmaceutical Industries Ltd. ADR*	971,614	16,284,251

Professional Services 3.43%
CACI International, Inc. Class A*	38,604	18,402,527
Genpact Ltd.	438,209	19,285,578
Total		37,688,105

Real Estate Management & Development 1.62%
CBRE Group, Inc. Class A*	126,556	17,733,027

Retail REITS 1.42%
Kimco Realty Corp.	743,853	15,635,790

Semiconductors & Semiconductor Equipment 2.88%
Silicon Motion Technology Corp. ADR	421,100	31,654,087

Software 1.51%
Docusign, Inc.*	213,390	16,620,947

Specialty Retail 5.11%
AutoZone, Inc.*	5,764	21,397,294
Dick’s Sporting Goods, Inc.	102,820	20,338,824
Ross Stores, Inc.	113,040	14,421,643
Total		56,157,761
Investments	Shares	Fair Value
Technology Hardware, Storage & Peripherals 1.88%

NetApp, Inc.	193,863	$20,656,103

Trading Companies & Distributors 3.55%
AerCap Holdings NV (Ireland)(b)	217,007	25,389,819
MRC Global, Inc.*	990,055	13,573,654
Total		38,963,473
Total Common Stocks (cost $863,020,917)		1,080,004,972

	Principal Amount

SHORT-TERM INVESTMENTS 1.85%

Repurchase Agreements 1.85%
Repurchase Agreement dated 6/30/2025, 4.000% due 7/1/2025 with Fixed Income Clearing Corp. collateralized by $20,768,300 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $20,769,941; proceeds: $20,364,913 (cost $20,362,650)	$20,362,650	20,362,650
Total Investments in Securities 100.14% (cost $883,383,567)		1,100,367,622
Other Assets and Liabilities – Net (0.14)%		(1,580,913)
Net Assets 100.00%		$1,098,786,709

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2025

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$13,977,464	$21,186,327	$–	$35,163,791
Remaining Industries	1,044,841,181	–	–	1,044,841,181
Short-Term Investments
Repurchase Agreements	–	20,362,650	–	20,362,650
Total	$1,058,818,645	$41,548,977	$–	$1,100,367,622

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities (unaudited)

June 30, 2025

ASSETS:
Investments in securities, at cost	$883,383,567
Investments in securities, at fair value	$1,100,367,622
Cash	14
Foreign cash, at value (cost $265)	276
Receivables:
Interest and dividends	389,629
Investment securities sold	268,787
Capital shares sold	183,391
Prepaid expenses	37,850
Total assets	1,101,247,569
LIABILITIES:
Payables:
12b-1 distribution plan	790,949
Management fee	521,160
Directors’ fees	379,585
Capital shares reacquired	303,454
Fund administration	35,446
Accrued expenses	430,266
Total liabilities	2,460,860
Commitments and contingent liabilities	–
NET ASSETS	$1,098,786,709
COMPOSITION OF NET ASSETS:
Paid-in capital	$838,559,430
Total distributable earnings (loss)	260,227,279
Net Assets	$1,098,786,709

4	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2025

Net assets by class:
Class A Shares	$839,712,100
Class C Shares	$7,275,066
Class F Shares	$21,277,853
Class F3 Shares	$22,230,189
Class I Shares	$134,530,520
Class P Shares	$23,098,138
Class R2 Shares	$1,719,572
Class R3 Shares	$17,642,140
Class R4 Shares	$10,362,154
Class R5 Shares	$3,480,527
Class R6 Shares	$17,458,450
Outstanding shares by class:
Class A Shares (1.18 billion shares of common stock authorized, $.001 par value)	25,091,682
Class C Shares (200 million shares of common stock authorized, $.001 par value)	242,101
Class F Shares (472.5 million shares of common stock authorized, $.001 par value)	642,456
Class F3 Shares (472.5 million shares of common stock authorized, $.001 par value)	664,534
Class I Shares (472.5 million shares of common stock authorized, $.001 par value)	4,067,368
Class P Shares (200 million shares of common stock authorized, $.001 par value)	721,848
Class R2 Shares (200 million shares of common stock authorized, $.001 par value)	52,561
Class R3 Shares (381.6 million shares of common stock authorized, $.001 par value)	534,542
Class R4 Shares (381.6 million shares of common stock authorized, $.001 par value)	310,644
Class R5 Shares (381.6 million shares of common stock authorized, $.001 par value)	105,289
Class R6 Shares (381.6 million shares of common stock authorized, $.001 par value)	522,103
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$33.47
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$35.51
Class C Shares-Net asset value	$30.05
Class F Shares-Net asset value	$33.12
Class F3 Shares-Net asset value	$33.45
Class I Shares-Net asset value	$33.08
Class P Shares-Net asset value	$32.00
Class R2 Shares-Net asset value	$32.72
Class R3 Shares-Net asset value	$33.00
Class R4 Shares-Net asset value	$33.36
Class R5 Shares-Net asset value	$33.06
Class R6 Shares-Net asset value	$33.44

See Notes to Financial Statements.	5

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2025

Investment income:
Dividends (net of foreign withholding taxes of $88,582)	$8,769,000
Interest and other	214,108
Total investment income	8,983,108
Expenses:
Management fee	3,227,677
12b-1 distribution plan–Class A	1,052,555
12b-1 distribution plan–Class C	41,892
12b-1 distribution plan–Class F	10,710
12b-1 distribution plan–Class P	53,947
12b-1 distribution plan–Class R2	5,242
12b-1 distribution plan–Class R3	43,716
12b-1 distribution plan–Class R4	12,607
Shareholder servicing	538,455
Fund administration	220,527
Registration	79,903
Reports to shareholders	60,373
Professional	33,336
Directors’ fees	17,925
Custody	10,136
Other	63,028
Gross expenses	5,472,029
Fees waived and expenses reimbursed (See Note 3)	(10,136)
Net expenses	5,461,893
Net investment income	3,521,215
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	(4,744,732)
Net realized gain/(loss) on foreign currency related transactions	(7,814)
Net change in unrealized appreciation/(depreciation) on investments	(9,332,170)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	32,630
Net realized and unrealized gain/(loss)	(14,052,086)
Net Decrease in Net Assets Resulting From Operations	$(10,530,871)

6	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
Operations:
Net investment income	$3,521,215	$9,100,474
Net realized gain/(loss)	(4,752,546)	152,493,847
Net change in unrealized appreciation/(depreciation)	(9,299,540)	2,393,584
Net increase (decrease) in net assets resulting from operations	(10,530,871)	163,987,905
Distributions to Shareholders
Class A	–	(80,169,014)
Class C	–	(953,644)
Class F	–	(2,092,355)
Class F3	–	(2,031,340)
Class I	–	(13,199,678)
Class P	–	(2,340,562)
Class R2	–	(176,695)
Class R3	–	(1,613,574)
Class R4	–	(908,804)
Class R5	–	(337,973)
Class R6	–	(1,687,250)
Total distribution to shareholders	–	(105,510,889)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	27,713,928	62,781,068
Reinvestment of distributions	–	95,449,652
Cost of shares reacquired	(80,209,019)	(175,841,847)
Net decrease in net assets resulting from capital share transactions	(52,495,091)	(17,611,127)
Net increase (decrease) in net assets	(63,025,962)	40,865,889
NET ASSETS:
Beginning of period	$1,161,812,671	$1,120,946,782
End of period	$1,098,786,709	$1,161,812,671

See Notes to Financial Statements.	7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain/(loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions

Class A
6/30/2025(c)	$33.75	$0.10		$(0.38)	$(0.28)	$ –	$ –	$ –
12/31/2024	32.11	0.26		4.65	4.91	(0.20)	(3.07)	(3.27)
12/31/2023	28.15	0.23		4.12	4.35	(0.17)	(0.22)	(0.39)
12/31/2022	34.35	0.33		(4.17)	(3.84)	(0.30)	(2.06)	(2.36)
12/31/2021	29.02	0.25		8.01	8.26	(0.27)	(2.66)	(2.93)
12/31/2020	28.59	0.32		0.46 (f)	0.78	(0.35)	–	(0.35)

Class C
6/30/2025(c)	30.42	(0.02)		(0.35)	(0.37)	–	–	–
12/31/2024	29.26	–	(g)	4.23	4.23	–	(3.07)	(3.07)
12/31/2023	25.72	0.01		3.75	3.76	–	(0.22)	(0.22)
12/31/2022	31.59	0.09		(3.84)	(3.75)	(0.06)	(2.06)	(2.12)
12/31/2021	26.88	–		7.39	7.39	(0.02)	(2.66)	(2.68)
12/31/2020	26.47	0.12		0.40 (f)	0.52	(0.11)	–	(0.11)

Class F
6/30/2025(c)	33.38	0.12		(0.38)	(0.26)	–	–	–
12/31/2024	31.80	0.31		4.61	4.92	(0.27)	(3.07)	(3.34)
12/31/2023	27.86	0.25		4.11	4.36	(0.20)	(0.22)	(0.42)
12/31/2022	34.02	0.37		(4.13)	(3.76)	(0.34)	(2.06)	(2.40)
12/31/2021	28.76	0.30		7.94	8.24	(0.32)	(2.66)	(2.98)
12/31/2020	28.34	0.35		0.46 (f)	0.81	(0.39)	–	(0.39)

Class F3
6/30/2025(c)	33.68	0.16		(0.39)	(0.23)	–	–	–
12/31/2024	32.05	0.38		4.65	5.03	(0.33)	(3.07)	(3.40)
12/31/2023	28.07	0.33		4.12	4.45	(0.25)	(0.22)	(0.47)
12/31/2022	34.24	0.44		(4.16)	(3.72)	(0.39)	(2.06)	(2.45)
12/31/2021	28.92	0.37		7.97	8.34	(0.36)	(2.66)	(3.02)
12/31/2020	28.46	0.40		0.48 (f)	0.88	(0.42)	–	(0.42)

Class I
6/30/2025(c)	33.32	0.14		(0.38)	(0.24)	–	–	–
12/31/2024	31.76	0.35		4.61	4.96	(0.33)	(3.07)	(3.40)
12/31/2023	27.84	0.30		4.09	4.39	(0.25)	(0.22)	(0.47)
12/31/2022	34.01	0.40		(4.13)	(3.73)	(0.38)	(2.06)	(2.44)
12/31/2021	28.76	0.33		7.93	8.26	(0.35)	(2.66)	(3.01)
12/31/2020	28.33	0.37		0.47 (f)	0.84	(0.41)	–	(0.41)

Class P
6/30/2025(c)	32.30	0.06		(0.36)	(0.30)	–	–	–
12/31/2024	30.86	0.18		4.46	4.64	(0.13)	(3.07)	(3.20)
12/31/2023	27.06	0.16		3.97	4.13	(0.11)	(0.22)	(0.33)
12/31/2022	33.13	0.26		(4.03)	(3.77)	(0.24)	(2.06)	(2.30)
12/31/2021	28.07	0.18		7.74	7.92	(0.20)	(2.66)	(2.86)
12/31/2020	27.67	0.26		0.43 (f)	0.69	(0.29)	–	(0.29)

8	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$ 33.47	(0.83	)(d)	1.02	(e)	1.02	(e)	0.61	(e)	$ 839,712	29	(d)
33.75	15.05		1.02		1.02		0.74		890,344	53
32.11	15.50		1.03		1.03		0.77		857,001	41
28.15	(11.06)		1.01		1.01		1.08		808,839	40
34.35	28.88		0.98		0.98		0.74		1,002,000	61
29.02	2.73		1.02		1.02		1.26		851,886	63

30.05	(1.22	)(d)	1.78	(e)	1.78	(e)	(0.15	)(e)	7,275	29	(d)
30.42	14.19		1.77		1.77		(0.01)		9,904	53
29.26	14.66		1.78		1.78		0.02		12,577	41
25.72	(11.76)		1.76		1.76		0.33		23,867	40
31.59	27.96		1.73		1.73		(0.01)		35,761	61
26.88	1.94		1.78		1.78		0.51		33,469	63

33.12	(0.78	)(d)	0.87	(e)	0.87	(e)	0.76	(e)	21,278	29	(d)
33.38	15.22		0.87		0.87		0.89		22,347	53
31.80	15.69		0.88		0.88		0.87		23,333	41
27.86	(10.93)		0.85		0.85		1.19		62,473	40
34.02	29.09		0.83		0.83		0.89		135,505	61
28.76	2.86		0.88		0.88		1.41		120,942	63

33.45	(0.68	)(d)	0.68	(e)	0.68	(e)	0.95	(e)	22,230	29	(d)
33.68	15.43		0.68		0.68		1.09		21,712	53
32.05	15.94		0.68		0.68		1.11		21,250	41
28.07	(10.78)		0.67		0.67		1.42		19,312	40
34.24	29.29		0.64		0.64		1.07		24,037	61
28.92	3.11		0.68		0.68		1.61		21,165	63

33.08	(0.72	)(d)	0.77	(e)	0.77	(e)	0.86	(e)	134,531	29	(d)
33.32	15.32		0.77		0.77		1.00		139,668	53
31.76	15.80		0.78		0.78		1.03		132,185	41
27.84	(10.85)		0.75		0.75		1.31		86,662	40
34.01	29.19		0.73		0.73		0.99		212,934	61
28.76	3.00		0.77		0.77		1.46		196,164	63

32.00	(0.93	)(d)	1.23	(e)	1.23	(e)	0.41	(e)	23,098	29	(d)
32.30	14.82		1.22		1.22		0.54		25,622	53
30.86	15.27		1.23		1.23		0.57		25,777	41
27.06	(11.27)		1.21		1.21		0.88		26,568	40
33.13	28.64		1.18		1.18		0.54		34,019	61
28.07	2.51		1.23		1.23		1.06		31,575	63

See Notes to Financial Statements.	9

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions

Class R2
6/30/2025(c)	$33.05	$0.04	$(0.37)	$(0.33)	$ –	$ –	$ –
12/31/2024	31.52	0.14	4.55	4.69	(0.09)	(3.07)	(3.16)
12/31/2023	27.64	0.12	4.05	4.17	(0.07)	(0.22)	(0.29)
12/31/2022	33.79	0.22	(4.11)	(3.89)	(0.20)	(2.06)	(2.26)
12/31/2021	28.58	0.13	7.88	8.01	(0.14)	(2.66)	(2.80)
12/31/2020	28.16	0.22	0.45 (f)	0.67	(0.25)	–	(0.25)

Class R3
6/30/2025(c)	33.33	0.06	(0.39)	(0.33)	–	–	–
12/31/2024	31.75	0.17	4.59	4.76	(0.11)	(3.07)	(3.18)
12/31/2023	27.83	0.15	4.08	4.23	(0.09)	(0.22)	(0.31)
12/31/2022	33.99	0.25	(4.13)	(3.88)	(0.22)	(2.06)	(2.28)
12/31/2021	28.74	0.17	7.92	8.09	(0.18)	(2.66)	(2.84)
12/31/2020	28.32	0.25	0.44 (f)	0.69	(0.27)	–	(0.27)

Class R4
6/30/2025(c)	33.64	0.10	(0.38)	(0.28)	–	–	–
12/31/2024	32.02	0.26	4.63	4.89	(0.20)	(3.07)	(3.27)
12/31/2023	28.07	0.23	4.12	4.35	(0.18)	(0.22)	(0.40)
12/31/2022	34.27	0.33	(4.17)	(3.84)	(0.30)	(2.06)	(2.36)
12/31/2021	28.92	0.24	7.99	8.23	(0.22)	(2.66)	(2.88)
12/31/2020	28.50	0.31	0.46 (f)	0.77	(0.35)	–	(0.35)

Class R5
6/30/2025(c)	33.30	0.14	(0.38)	(0.24)	–	–	–
12/31/2024	31.75	0.35	4.60	4.95	(0.33)	(3.07)	(3.40)
12/31/2023	27.83	0.30	4.09	4.39	(0.25)	(0.22)	(0.47)
12/31/2022	34.00	0.40	(4.13)	(3.73)	(0.38)	(2.06)	(2.44)
12/31/2021	28.75	0.34	7.92	8.26	(0.35)	(2.66)	(3.01)
12/31/2020	28.32	0.38	0.46 (f)	0.84	(0.41)	–	(0.41)

Class R6
6/30/2025(c)	33.67	0.15	(0.38)	(0.23)	–	–	–
12/31/2024	32.04	0.38	4.65	5.03	(0.33)	(3.07)	(3.40)
12/31/2023	28.06	0.33	4.12	4.45	(0.25)	(0.22)	(0.47)
12/31/2022	34.23	0.44	(4.16)	(3.72)	(0.39)	(2.06)	(2.45)
12/31/2021	28.91	0.37	7.97	8.34	(0.36)	(2.66)	(3.02)
12/31/2020	28.45	0.40	0.48 (f)	0.88	(0.42)	–	(0.42)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended December 31, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(g)	Amount is less than $0.01.

10	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$32.72	(1.00	)(d)	1.38	(e)	1.38	(e)	0.25	(e)	$ 1,720	29	(d)
33.05	14.62		1.38		1.38		0.40		2,023	53
31.52	15.12		1.38		1.38		0.42		1,772	41
27.64	(11.40)		1.36		1.36		0.74		1,800	40
33.79	28.46		1.33		1.33		0.39		2,054	61
28.58	2.37		1.38		1.38		0.91		1,791	63

33.00	(0.96	)(d)	1.28	(e)	1.28	(e)	0.35	(e)	17,642	29	(d)
33.33	14.72		1.27		1.27		0.49		18,464	53
31.75	15.25		1.28		1.28		0.52		17,682	41
27.83	(11.31)		1.26		1.26		0.83		16,486	40
33.99	28.58		1.23		1.23		0.49		22,910	61
28.74	2.46		1.28		1.28		1.01		20,618	63

33.36	(0.83	)(d)	1.02	(e)	1.02	(e)	0.61	(e)	10,362	29	(d)
33.64	15.03		1.02		1.02		0.74		10,272	53
32.02	15.53		1.03		1.03		0.77		9,648	41
28.07	(11.09)		1.01		1.01		1.09		8,032	40
34.27	28.90		0.98		0.98		0.73		8,477	61
28.92	2.71		1.03		1.03		1.26		17,417	63

33.06	(0.72	)(d)	0.77	(e)	0.77	(e)	0.86	(e)	3,481	29	(d)
33.30	15.33		0.77		0.77		1.00		3,522	53
31.75	15.81		0.78		0.78		1.02		3,400	41
27.83	(10.85)		0.76		0.76		1.33		3,358	40
34.00	29.20		0.73		0.73		1.00		4,211	61
28.75	3.00		0.78		0.78		1.52		3,654	63

33.44	(0.68	)(d)	0.68	(e)	0.68	(e)	0.95	(e)	17,458	29	(d)
33.67	15.44		0.68		0.68		1.09		17,934	53
32.04	15.95		0.68		0.68		1.11		16,322	41
28.06	(10.79)		0.67		0.67		1.42		14,204	40
34.23	29.30		0.64		0.64		1.07		19,102	61
28.91	3.11		0.68		0.68		1.62		16,603	63

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio

Notes to Financial Statements (unaudited)(continued)

managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk

Notes to Financial Statements (unaudited)(continued)

inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;
•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2025 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3, and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(c)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Notes to Financial Statements (unaudited)(continued)

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2025, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(f)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

The Fund’s repurchase agreements are not subject to master netting arrangements.

(g)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .59% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $10,136 of fund administration fees for the six months ended June 30, 2025.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class C	Class F(1)	Class P	Class R2	Class R3	Class R4
Service	.25%	(2)	.25%	–	.25%	.25%	.25%	.25%
Distribution	–		.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.
(2)	Annual Service fee on shares sold prior to June 1, 1990 was .15% of the average daily net assets attributable to Class A shares.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the six months ended June 30, 2025:

Distributor Commissions	Dealers’ Concessions
$11,686	$68,726

The Distributor received CDSCs of $0 and $300 for Class A and Class C shares, respectively, for the six months ended June 30, 2025.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2025 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Mid Cap Stock Fund	$ –	$ –	$ –	$ –	$ –

The tax character of distributions paid during the period ended December 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Mid Cap Stock Fund	$ –	$12,153,283	$93,357,606	$ –	$105,510,889

As of June 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Mid Cap Stock Fund	$881,832,242	$238,700,763	$(20,165,383)	$218,535,380

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2025 were as follows:

Purchases	Sales
$320,834,974	$375,662,147

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2025.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2025, the Fund did not engage in cross-trade purchases or sales.

6.    DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (unaudited)(continued)

7.    LINE OF CREDIT

For the period ended June 5, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.    INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.    SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next

Notes to Financial Statements (unaudited)(continued)

business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2025, the Fund did not have any securities on loan.

11.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing is also subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Accordingly, mid-sized company securities tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Because the Fund invests in real estate investment trusts (“REITS”), it may be subject to the risks that impact the value of the underlying properties or mortgages of the REITs in which it invests. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income, and changes in local, regional, or general economic conditions.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Notes to Financial Statements (unaudited)(continued)

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

12.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	301,246	$9,940,455	663,790	$23,199,827
Reinvestment of distributions	–	–	2,109,793	73,062,148
Shares reacquired	(1,589,262)	(52,381,658)	(3,080,525)	(108,210,665)
Decrease	(1,288,016)	$(42,441,203)	(306,942)	$(11,948,690)
Class C Shares
Shares sold	14,943	$439,841	18,737	$603,697
Reinvestment of distributions	–	–	30,221	943,498
Shares reacquired	(98,422)	(2,944,676)	(153,189)	(4,860,150)
Decrease	(83,479)	$(2,504,835)	(104,231)	$(3,312,955)
Class F Shares
Shares sold	15,690	$524,376	20,590	$711,585
Reinvestment of distributions	–	–	53,846	1,844,425
Shares reacquired	(42,781)	(1,380,392)	(138,682)	(4,848,396)
Decrease	(27,091)	$(856,016)	(64,246)	$(2,292,386)
Class F3 Shares
Shares sold	89,852	$3,019,109	67,161	$2,381,322
Reinvestment of distributions	–	–	58,763	2,031,340
Shares reacquired	(69,989)	(2,292,240)	(144,331)	(5,066,929)
Increase (decrease)	19,863	$726,869	(18,407)	$(654,267)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	309,997	$10,103,479	700,545	$24,663,710
Reinvestment of distributions	–	–	341,896	11,688,990
Shares reacquired	(434,937)	(14,133,928)	(1,011,621)	(35,222,751)
Increase (decrease)	(124,940)	$(4,030,449)	30,820	$1,129,949
Class P Shares
Shares sold	25,743	$790,778	111,767	$3,753,882
Reinvestment of distributions	–	–	70,274	2,329,577
Shares reacquired	(97,076)	(3,057,675)	(224,265)	(7,568,109)
Decrease	(71,333)	$(2,266,897)	(42,224)	$(1,484,650)
Class R2 Shares
Shares sold	3,992	$132,096	5,452	$186,343
Reinvestment of distributions	–	–	5,143	174,435
Shares reacquired	(12,651)	(411,172)	(5,603)	(195,624)
Increase (decrease)	(8,659)	$(279,076)	4,992	$165,154
Class R3 Shares
Shares sold	24,698	$799,591	55,575	$1,929,796
Reinvestment of distributions	–	–	47,181	1,613,574
Shares reacquired	(44,190)	(1,449,935)	(105,716)	(3,678,016)
Decrease	(19,492)	$(650,344)	(2,960)	$(134,646)
Class R4 Shares
Shares sold	20,814	$675,943	40,794	$1,419,105
Reinvestment of distributions	–	–	18,853	650,810
Shares reacquired	(15,504)	(503,686)	(55,643)	(1,946,153)
Increase	5,310	$172,257	4,004	$123,762
Class R5 Shares
Shares sold	9,610	$311,046	22,844	$788,230
Reinvestment of distributions	–	–	1,525	52,103
Shares reacquired	(10,112)	(327,264)	(25,674)	(902,703)
Decrease	(502)	$(16,218)	(1,305)	$(62,370)
Class R6 Shares
Shares sold	29,199	$977,214	88,672	$3,143,571
Reinvestment of distributions	–	–	30,646	1,058,752
Shares reacquired	(39,791)	(1,326,393)	(96,100)	(3,342,351)
Increase (decrease)	(10,592)	$(349,179)	23,218	$859,972

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and recent investments undertaken to enhance its compliance oversight. The Board also observed that

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2024. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and three-year periods but below the median of the performance peer group for the five- and ten-year periods. The Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for the Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Mid Cap Stock Fund, Inc.	LAMCVF-3 (8/25)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report,

based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: August 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: August 27, 2025

	By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: August 27, 2025